COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Property, plant and equipment
Purchase commitments
2023	$ 658,523
2024	622,701
2025	33,234
2026	2,562
2027	9
2028	17
Total	658,523
Solar power system
Purchase commitments
2023	32,486
2024	29,715
2025	2,425
2026	346
Total	$ 32,486